Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
Furniture and fixtures
Property and equipment
Estimated useful life	5 years
Data centre equipment
Property and equipment
Estimated useful life	4 years
Office computer equipment
Property and equipment
Estimated useful life	3 years
Right of use assets | Minimum
Property and equipment
Estimated useful life	3 years
Right of use assets | Maximum
Property and equipment
Estimated useful life	5 years